EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Cost of service	R$ 3,005	R$ 3,458	R$ 4,964
Interest expense	8,102	8,239	11,311
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	318,181	362,944	298,989
Cost of service	3,005	3,458	4,964
Interest expense	8,102	8,239	11,311
Past service cost		(32,434)	(660)
Contributions from participants	1,472	2,032	2,349
Payment of benefits	(17,488)	(17,431)	(20,870)
Gain (loss) on remeasurement	(61,524)	(36,938)	(23,533)
Exchange variations	(27,568)	28,311	90,394
Obligation at the end of the year	R$ 224,180	R$ 318,181	R$ 362,944